Document and Entity Information	Aug. 15, 2022
Cover [Abstract]
Entity Registrant Name	BOX INC
Amendment Flag	true
Entity Central Index Key	0001372612
Document Type	8-K/A
Document Period End Date	Aug. 15, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-36805
Entity Tax Identification Number	20-2714444
Entity Address, Address Line One	900 Jefferson Ave.
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(877)
Local Phone Number	729-4269
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value of $0.0001 per share
Trading Symbol	BOX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Pursuant to Instruction 2 to Item 5.02 of Form 8-K, Box, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A to amend the Company’s Current Report on Form 8-K, originally filed with the Securities and Exchange Commission on August 18, 2022 (the “Original Filing”), to disclose the subsequent appointment of Amit Walia to a committee of the Company’s board of directors (the “Board”). Mr. Walia’s initial appointment to the Board was disclosed in the Original Filing. At the time of the Original Filing, the Board had not determined to which committees, if any, Mr. Walia would be appointed. Except as stated herein, the Original Filing shall remain in effect.